Segment Information - Schedule of Segment Profit or Loss, and Assets (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Schedule of Segment Profit or Loss, and Assets [Line Items]
Total revenue		$ 21,785,004		$ 20,605,425
Operating profit (loss)		(3,091,688)		(5,573,620)
Depreciation and Amortization		(1,626,295)		(1,609,066)
Interest income		9,611		9,530
Interest expense		(285,803)		(181,531)
Purchase of property, plant and equipment		34,823		40,911
Segment asset		85,465,974		111,029,781
External Customers [Member]
Schedule of Segment Profit or Loss, and Assets [Line Items]
Total revenue		21,787,299		20,605,425
Inter-segment [Member]
Schedule of Segment Profit or Loss, and Assets [Line Items]
Total revenue		(2,295)
TNL Group [Member]
Schedule of Segment Profit or Loss, and Assets [Line Items]
Total revenue		9,144,410	[1]	9,501,103	[2]
Operating profit (loss)		(2,213,969)	[1]	(5,796,003)	[2]
Depreciation and Amortization		(770,148)	[1]	(799,683)	[2]
Interest income		8,488	[1]	8,771	[2]
Interest expense		(252,457)	[1]	(132,719)	[2]
Purchase of property, plant and equipment		15,364	[1]	39,388	[2]
Segment asset		46,990,615	[1]	48,785,749	[2]
TNL Group [Member] | External Customers [Member]
Schedule of Segment Profit or Loss, and Assets [Line Items]
Total revenue		9,144,410	[1]	9,501,103	[2]
TNL Group [Member] | Inter-segment [Member]
Schedule of Segment Profit or Loss, and Assets [Line Items]
Total revenue			[1]		[2]
MG Group [Member]
Schedule of Segment Profit or Loss, and Assets [Line Items]
Total revenue	[3]	12,640,594		11,104,322
Operating profit (loss)	[3]	(877,719)		222,383
Depreciation and Amortization	[3]	(856,147)		(809,383)
Interest income	[3]	1,123		759
Interest expense	[3]	(33,346)		(48,812)
Purchase of property, plant and equipment	[3]	19,459		1,523
Segment asset	[3]	38,475,359		62,244,032
MG Group [Member] | External Customers [Member]
Schedule of Segment Profit or Loss, and Assets [Line Items]
Total revenue	[3]	12,642,889		11,104,322
MG Group [Member] | Inter-segment [Member]
Schedule of Segment Profit or Loss, and Assets [Line Items]
Total revenue	[3]	$ (2,295)

[1]	TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd., Green Quest holding Inc., Dragon Marketing Inc. and Bule Ocean Acquisition Corp.
[2]	TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd. and TNL MG.
[3]	The Company acquired 100% of MG Group (including TNL Mediagene Japan Inc., Mediagene Inc. and INFOBAHN Inc.)